SCHEDULE OF FIRST TRANCHE OF SUBSCRIPTIONS (Details) - Semi Cab Inc [Member]	54 Months Ended
Apr. 22, 2023 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal	$ 4,095,779
Share-Based Payment Arrangement, Tranche One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal	$ 943,041
SAFE-1 | Share-Based Payment Arrangement, Tranche One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Ardhendu Haldar
Principal	$ 250,000
Issue Date	Oct. 25, 2018
Valuation Cap	$ 10,000,000
Converted Date	Dec. 25, 2020
SAFE-38 [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Praveen Kaza
Principal	$ 100,000
Issue Date	Oct. 25, 2018
Valuation Cap	$ 13,000,000
Converted Date	Dec. 25, 2020
SAFE-41 [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Kurt W Mattson
Principal	$ 50,000
Issue Date	Mar. 27, 2019
Valuation Cap	$ 20,000,000
Converted Date	Dec. 25, 2020
SAFE-42 [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Wendy A Thompson
Principal	$ 50,000
Issue Date	Mar. 27, 2019
Valuation Cap	$ 20,000,000
Converted Date	Dec. 25, 2020
SAFE Forty Four [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	Sonata Software North America Inc
Principal	$ 468,041
Issue Date	Feb. 24, 2020
Valuation Cap	$ 10,000,000
Converted Date	Dec. 25, 2020
SAFE-43 [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Holder Name	THE IRA CLUB F/B/O RANJU MAHESHWARI ROTH IRA 2000201
Principal	$ 25,000
Issue Date	Jun. 15, 2020
Valuation Cap	$ 10,000,000
Converted Date	Dec. 25, 2020